UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21400

Investment Company Act File Number

Eaton Vance Tax-Advantaged Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Dividend Income Fund

May 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.7%(1)

Security	Shares	Value
Aerospace & Defense — 3.0%
Hexcel Corp.	265,351	$18,794,811
Textron, Inc.	277,918	18,503,781
United Technologies Corp.	96,528	12,048,625

		$49,347,217

Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide, Inc.	306,321	$26,649,927

		$26,649,927

Banks — 12.1%
Bank of America Corp.	690,089	$20,040,184
JPMorgan Chase & Co.	692,600	74,115,126
KeyCorp	1,211,816	23,557,703
PNC Financial Services Group, Inc. (The)	166,890	23,933,695
Sterling Bancorp	338,122	8,300,895
U.S. Bancorp	446,042	22,297,640
Wells Fargo & Co.	552,342	29,820,945

		$202,066,188

Beverages — 1.3%
PepsiCo, Inc.	211,964	$21,249,391

		$21,249,391

Biotechnology — 0.8%
Gilead Sciences, Inc.	199,299	$13,432,753

		$13,432,753

Capital Markets — 5.7%
Charles Schwab Corp. (The)	382,544	$21,277,097
Credit Suisse Group AG	933,303	14,309,854
Credit Suisse Group AG ADR	288,098	4,436,709
E*TRADE Financial Corp.(2)	341,736	21,648,976
Goldman Sachs Group, Inc. (The)	78,472	17,725,255
Lazard, Ltd., Class A	307,116	15,798,047

		$95,195,938

Construction & Engineering — 0.2%
Fluor Corp.	67,745	$3,301,891

		$3,301,891

Consumer Finance — 0.6%
Discover Financial Services	139,141	$10,276,954

		$10,276,954

Containers & Packaging — 0.8%
Ball Corp.	381,728	$14,104,850

		$14,104,850

Security	Shares	Value
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(2)	74,290	$14,228,764

		$14,228,764

Diversified Telecommunication Services — 3.6%
AT&T, Inc.	257,656	$8,327,442
Verizon Communications, Inc.	1,071,627	51,084,459

		$59,411,901

Electric Utilities — 3.2%
Edison International	266,823	$16,585,718
NextEra Energy, Inc.	220,083	36,491,962

		$53,077,680

Electronic Equipment, Instruments & Components — 1.1%
FLIR Systems, Inc.	354,761	$19,121,618

		$19,121,618

Energy Equipment & Services — 1.8%
Core Laboratories NV	107,850	$13,392,813
Halliburton Co.	331,057	16,466,775

		$29,859,588

Equity Real Estate Investment Trusts (REITs) — 6.0%
Boston Properties, Inc.	128,247	$15,616,637
DCT Industrial Trust, Inc.	281,441	18,330,252
Equity Residential	456,830	29,232,552
Public Storage	110,173	23,339,048
Simon Property Group, Inc.	87,557	14,028,383

		$100,546,872

Food Products — 2.6%
McCormick & Co., Inc.	188,519	$19,040,419
Mondelez International, Inc., Class A	619,001	24,308,169

		$43,348,588

Health Care Equipment & Supplies — 2.9%
Baxter International, Inc.	278,171	$19,705,634
Boston Scientific Corp.(2)	932,596	28,341,592

		$48,047,226

Health Care Providers & Services — 2.0%
Aetna, Inc.	120,746	$21,266,993
Anthem, Inc.	57,857	12,810,697

		$34,077,690

Hotels, Restaurants & Leisure — 0.9%
Starbucks Corp.	266,372	$15,095,301

		$15,095,301

Household Products — 1.3%
Colgate-Palmolive Co.	345,696	$21,809,961

		$21,809,961

Insurance — 1.5%
American Financial Group, Inc.	83,486	$9,173,442
Chubb, Ltd.	85,167	11,130,475
WR Berkley Corp.	56,885	4,349,996

		$24,653,913

Security	Shares	Value
Internet Software & Services — 1.9%
Alphabet, Inc., Class C(2)	29,601	$32,116,789

		$32,116,789

IT Services — 1.1%
Leidos Holdings, Inc.	294,212	$17,670,373

		$17,670,373

Machinery — 1.5%
Caterpillar, Inc.	106,802	$16,224,292
Parker-Hannifin Corp.	47,292	8,082,203

		$24,306,495

Media — 1.4%
Walt Disney Co. (The)	226,405	$22,520,505

		$22,520,505

Metals & Mining — 0.7%
Rio Tinto PLC ADR	208,805	$11,839,243

		$11,839,243

Multi-Utilities — 2.9%
CMS Energy Corp.	512,262	$23,630,646
Sempra Energy	234,936	25,027,732

		$48,658,378

Oil, Gas & Consumable Fuels — 9.0%
ConocoPhillips	611,127	$41,183,848
EOG Resources, Inc.	233,393	27,496,029
Exxon Mobil Corp.	736,315	59,818,231
Phillips 66	191,736	22,335,327

		$150,833,435

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	118,857	$17,761,990

		$17,761,990

Pharmaceuticals — 7.2%
Eli Lilly & Co.	124,372	$10,576,595
GlaxoSmithKline PLC ADR	77,891	3,156,143
Johnson & Johnson	433,039	51,800,125
Pfizer, Inc.	873,733	31,393,227
Zoetis, Inc.	272,172	22,780,796

		$119,706,886

Road & Rail — 2.2%
CSX Corp.	571,422	$36,942,432

		$36,942,432

Semiconductors & Semiconductor Equipment — 2.7%
Intel Corp.	390,592	$21,560,678
QUALCOMM, Inc.	402,120	23,371,215

		$44,931,893

Specialty Retail — 1.9%
Home Depot, Inc. (The)	95,519	$17,819,070
TJX Cos., Inc. (The)	149,720	13,522,710

		$31,341,780

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	89,355	$16,697,769

		$16,697,769

Textiles, Apparel & Luxury Goods — 3.2%
Lululemon Athletica, Inc.(2)	209,194	$21,975,830
NIKE, Inc., Class B	213,053	15,297,205
VF Corp.	197,518	16,030,561

		$53,303,596

Total Common Stocks (identified cost $1,218,049,174)		$1,527,535,775

Preferred Stocks — 9.6%(1)

Security	Shares	Value
Banks — 2.6%
AgriBank FCB, 6.875% to 1/1/24(3)	92,513	$9,997,186
CoBank ACB, Series F, 6.25% to 10/1/22(3)	94,700	10,026,362
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	13,800	1,480,050
Farm Credit Bank of Texas, Series 1, 10.00%	4,678	5,403,090
First Republic Bank, Series G, 5.50%	68,800	1,739,264
First Tennessee Bank NA, 3.75%, (3 mo. USD LIBOR + 0.85%, Floor 3.75%)(4)(5)	4,660	3,681,400
IBERIABANK Corp., Series C, 6.60% to 5/1/26(3)	168,770	4,573,667
Texas Capital Bancshares, Inc., 6.50%	128,965	3,319,559
Wells Fargo & Co., Series Y, 5.625%	104,075	2,599,794

		$42,820,372

Capital Markets — 0.3%
KKR & Co., L.P., Series A, 6.75%	100,200	$2,690,370
State Street Corp., Series D, 5.90% to 3/15/24(3)	78,938	2,065,018

		$4,755,388

Consumer Finance — 0.2%
Capital One Financial Corp., Series H, 6.00%	170,350	$4,384,809

		$4,384,809

Electric Utilities — 2.0%
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	168,192	$4,164,434
NextEra Energy Capital Holdings, Inc., Series K, 5.25%	286,000	7,089,940
SCE Trust VI, 5.00%	601,650	13,717,620
Southern Co. (The), 6.25%	316,040	8,302,371

		$33,274,365

Equity Real Estate Investment Trusts (REITs) — 1.6%
CBL & Associates Properties, Inc., Series D, 7.375%	390,325	$7,162,464
DDR Corp., Series A, 6.375%	250,625	5,862,119
DDR Corp., Series K, 6.25%	41,325	918,655
Spirit Realty Capital, Inc., Series A, 6.00%	208,200	4,520,022
Summit Hotel Properties, Inc., Series E, 6.25%	208,775	4,914,563
Vornado Realty Trust, Series K, 5.70%	146,527	3,537,162

		$26,914,985

Food Products — 0.9%
Dairy Farmers of America, Inc., 7.875%(4)	94,450	$9,459,130
Ocean Spray Cranberries, Inc., 6.25%(4)	57,835	5,205,150

		$14,664,280

Security	Shares	Value
Insurance — 0.5%
Arch Capital Group, Ltd., Series E, 5.25%	100,480	$2,396,448
PartnerRe, Ltd., Series I, 5.875%	212,421	5,403,990

		$7,800,438

Machinery — 0.5%
Stanley Black & Decker, Inc., 5.75%	310,219	$7,950,913

		$7,950,913

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	59,547	$1,460,092

		$1,460,092

Oil, Gas & Consumable Fuels — 0.9%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(3)	733,275	$15,802,076

		$15,802,076

Total Preferred Stocks (identified cost $162,913,252)		$159,827,718

Corporate Bonds & Notes — 20.7%

Security	Principal Amount (000’s omitted)	Value
Airlines — 0.2%
Azul Investments LLP, 5.875%, 10/26/24(1)(4)	$2,895	$2,623,594

		$2,623,594

Automobiles — 0.4%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(3)(6)	$7,260	$7,087,575

		$7,087,575

Banks — 9.0%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(1)(3)(4)(6)	$6,140	$6,324,200
Banco Bilbao Vizcaya Argentaria S.A., 6.125% to 11/16/27(1)(3)(6)	7,700	7,007,000
Banco do Brasil S.A., 6.25% to 4/15/24(1)(3)(4)(6)	15,195	12,668,831
Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/6/28(1)(3)(4)(6)	5,475	5,423,042
Bank of America Corp., Series AA, 6.10% to 3/17/25(1)(3)(6)	12,530	12,937,225
Bank of America Corp., Series FF, 5.875% to 3/15/28(1)(3)(6)	5,250	5,197,500
Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(3)(6)	3,755	3,834,794
Citigroup, Inc., Series T, 6.25% to 8/15/26(1)(3)(6)	8,470	8,740,617
Credit Agricole S.A., 7.875% to 1/23/24(1)(3)(4)(6)	4,515	4,706,653
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(3)(6)	1,113	1,142,773
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(1)(3)(6)	26,157	26,797,846
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(3)(6)	8,650	9,071,687
M&T Bank Corp., Series F, 5.125% to 11/1/26(1)(3)(6)	4,260	4,212,075
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(1)(3)(6)	2,530	2,492,050
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(3)(6)	8,348	9,031,534
Societe Generale S.A., 6.75% to 4/6/28(1)(3)(4)(6)	13,190	12,560,177
SunTrust Banks, Inc., Series H, 5.125% to 12/15/27(1)(3)(6)	3,890	3,703,183
UniCredit SpA, 8.00% to 6/3/24(1)(3)(6)(7)	12,790	12,196,506
Zions Bancorporation, Series I, 5.80% to 6/15/23(1)(3)(6)	1,243	1,258,538

		$149,306,231

Security	Principal Amount (000’s omitted)	Value
Capital Markets — 2.0%
Banco BTG Pactual S.A./Cayman Islands, 5.75%, 9/28/22(1)(4)	$5,830	$5,582,808
Banco BTG Pactual S.A./Luxembourg, 5.50%, 1/31/23(1)(4)	3,300	3,124,176
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(1)(3)(6)	10,430	9,973,687
UBS Group AG, 6.875% to 8/7/25(1)(3)(6)(7)	13,656	13,886,650

		$32,567,321

Diversified Financial Services — 0.9%
Cadence Financial Corp., 4.875%, 6/28/19(1)(4)	$7,086	$7,137,623
Textron Financial Corp., 4.078%, (3 mo. USD LIBOR + 1.735%), 2/15/67(1)(4)(5)	3,129	2,893,699
Unifin Financiera SAB de CV, 8.875% to 1/29/25(1)(3)(4)(6)	5,110	4,786,844

		$14,818,166

Electric Utilities — 1.2%
AES Gener S.A., 8.375% to 6/18/19, 12/18/73(1)(3)(4)	$11,310	$11,719,988
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)(3)	8,560	8,865,390

		$20,585,378

Energy Equipment & Services — 0.3%
Abengoa Finance S.A.U., 7.75%, 3/31/27(1)(4)(8)	$7,369	$92,113
Oceaneering International, Inc., 6.00%, 2/1/28(1)	5,490	5,433,276

		$5,525,389

Food Products — 1.1%
JBS Investments GmbH, 7.75%, 10/28/20(1)(4)	$4,193	$4,287,384
Land O’ Lakes, Inc., 8.00%(1)(4)(6)	12,295	13,708,925

		$17,996,309

Insurance — 0.3%
MetLife, Inc., 6.40%, 12/15/66(1)	$5,200	$5,613,400

		$5,613,400

Metals & Mining — 0.4%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(1)(3)(4)	$6,865	$7,486,282

		$7,486,282

Multi-Utilities — 0.3%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(1)(3)	$4,430	$4,694,731

		$4,694,731

Oil, Gas & Consumable Fuels — 1.1%
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(1)(3)(6)	$8,752	$8,013,870
Odebrecht Oil & Gas Finance, Ltd., 0.00%(1)(4)(6)	1	15
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(3)(6)	10,360	9,945,600

		$17,959,485

Pharmaceuticals — 0.6%
Teva Pharmaceutical Finance Netherlands III B.V., 6.00%, 4/15/24(1)	$10,995	$10,897,428

		$10,897,428

Pipelines — 2.1%
Enbridge Energy Partners, L.P., 6.106%, (3 mo. USD LIBOR + 3.798%), 10/1/77(1)(5)	$10,555	$10,528,613
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(1)(3)(6)	12,540	11,797,318
Enterprise Products Operating, LLC, 5.375% to 2/15/28, 2/15/78(1)(3)	10,985	10,199,843
Transportadora de Gas del Sur S.A., 6.75%, 5/2/25(4)	2,525	2,430,313

		$34,956,087

Security	Principal Amount (000’s omitted)	Value
Thrifts & Mortgage Finance — 0.2%
Flagstar Bancorp, Inc., 6.125%, 7/15/21(1)	$3,310	$3,495,932

		$3,495,932

Toys, Games & Hobbies — 0.4%
Mattel, Inc., 6.75%, 12/31/25(4)	$7,460	$7,295,880

		$7,295,880

Transportation — 0.2%
JSL Europe S.A., 7.75%, 7/26/24(1)(4)	$2,755	$2,706,788

		$2,706,788

Total Corporate Bonds & Notes (identified cost $354,432,100)		$345,615,976

Exchange-Traded Funds — 3.1%

Security	Shares	Value
Equity Funds — 3.1%
First Trust Preferred Securities and Income ETF(1)	2,680,555	$51,118,184

Total Exchange-Traded Funds (identified cost $53,916,261)		$51,118,184

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.98%(9)	10,578,688	$10,579,746

Total Short-Term Investments (identified cost $10,579,136)		$10,579,746

Total Investments — 125.7% (identified cost $1,799,889,923)		$2,094,677,399

Other Assets, Less Liabilities — (25.7)%		$(428,237,275)

Net Assets — 100.0%		$1,666,440,124

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Credit Agreement.

(2)	Non-income producing security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2018, the aggregate value of these securities is $137,385,065 or 8.2% of the Fund’s net assets.

(5)	Variable rate security. The stated dividend/interest rate represents the rate in effect at May 31, 2018.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At May 31, 2018, the aggregate value of these securities is $26,083,156 or 1.6% of the Fund’s net assets.

(8)	Issuer is in default with respect to interest and/or principal payments.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2018 was $157,483.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	87.2%	$1,826,608,403
Switzerland	1.8	38,037,203
United Kingdom	1.6	33,098,607
Brazil	1.5	30,993,596
France	0.8	17,266,830
Bermuda	0.8	15,798,047
Australia	0.7	13,810,482
Netherlands	0.6	13,392,813
Italy	0.6	12,196,506
Chile	0.6	11,719,988
Israel	0.5	10,897,428
Mexico	0.5	10,209,886
Spain	0.3	7,099,113
Argentina	0.1	2,430,313
Exchange-Traded Funds	2.4	51,118,184

Total Investments	100.0%	$2,094,677,399

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

USD	-	United States Dollar

The Fund did not have any open derivative instruments at May 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$122,261,182	$—		$—	$122,261,182
Consumer Staples	104,169,930	—		—	104,169,930
Energy	180,693,023	—		—	180,693,023
Financials	332,111,903	14,309,854		—	346,421,757
Health Care	215,264,555	—		—	215,264,555
Industrials	140,547,962	—		—	140,547,962
Information Technology	130,538,442	—		—	130,538,442
Materials	25,944,093	—		—	25,944,093
Real Estate	100,546,872	—		—	100,546,872
Telecommunication Services	59,411,901	—		—	59,411,901
Utilities	101,736,058	—		—	101,736,058
Total Common Stocks	$1,513,225,921	$14,309,854	*	$—	$1,527,535,775
Preferred Stocks
Consumer Staples	$—	$14,664,280		$—	$14,664,280
Energy	15,802,076	—		—	15,802,076
Financials	29,172,919	30,588,088		—	59,761,007
Industrials	7,950,913	—		—	7,950,913
Real Estate	26,914,985	—		—	26,914,985
Utilities	34,734,457	—		—	34,734,457
Total Preferred Stocks	$114,575,350	$45,252,368		$—	$159,827,718
Corporate Bonds & Notes	$—	$345,615,976		$—	$345,615,976
Exchange-Traded Funds	51,118,184	—		—	51,118,184
Short-Term Investments	—	10,579,746		—	10,579,746
Total Investments	$1,678,919,455	$415,757,944		$—	$2,094,677,399

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended May 31, 2018 is not presented. At May 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	July 23, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 23, 2018